Note 15 - Major Customer (Details Textual) - People’s Republic of China government agency [member]	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Statement Line Items [Line Items]
Percentage of entity's revenue	79.00%	82.00%
Percentage of entity's receivables	86.00%	94.00%